Subsequent Event	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Event
Subsequent Event
On March 25, 2015, the Company announced that PGI France Holdings SAS, a wholly-owned subsidiary of the Company, entered into an agreement to acquire Dounor SAS (“Dounor”). The Company expects to finalize the acquisition of Dounor in the second quarter of 2015. The closing is subject to customary terms and conditions and there is no assurance that the acquisition or the related financing transactions will be consummated within any particular time period or at all. The Company expects to fund the acquisition of Dounor and to pay related fees and expenses using the proceeds of a proposed add-on to its existing term loan.